Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2019
Wah Fu Holding [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	May 19, 2016
Place of establishment	Hong Kong, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	Holding Company
Distance Learning [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Dec. 23, 1999
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	Provider of online education services and technological development and operation services
Shanghai Xin Fu [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Jul. 20, 2015
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	Inactive
Shanghai Xia Shu [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Apr. 29, 2016
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	Inactive
Hunan Huafu [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Jun. 15, 2015
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	75.00%
Principal activities	Provider of online education services
Nanjing Suyun [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Mar. 08, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	70.00%
Principal activities	Provider of online education services
Huaxia MOOC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Mar. 15, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	51.00%
Principal activities	Provider of online education services
Guizhou Huafu [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Apr. 25, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	51.00%
Principal activities	Provider of online education services
Fuzhou Huafu [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	May 21, 2018
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	65.00%
Principal activities	Provider of online education services
Liaoning Huafu [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Jun. 26, 2018
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	70.00%
Principal activities	Provider of online education services
Huafu Silu [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Sep. 18, 2018
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	51.00%
Principal activities	Provider of online education services
Digital Information [Member] | Variable interest entity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of establishment	Sep. 14, 2000
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu
Principal activities	Provider of technological development and operation service and holder of Internet Content Provider (“ICP”) License